Consolidated income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Revenue	$ 4,500.7	$ 4,286.7	$ 4,195.2
Cost of sales	(2,747.0)	(2,607.7)	(2,374.9)
Investment income	24.9	13.3	8.3
Finance expense	(62.9)	(72.5)	(100.9)
Gain/(loss) on financial instruments	0.0	24.0	(100.4)
Foreign exchange (loss)/gain	(5.6)	6.7	(1.9)
Other costs, net	(48.8)	(15.3)	(49.2)
Share-based payments	(9.1)	(6.9)	(12.7)
Long-term incentive plan	(55.8)	(29.0)	(28.5)
Exploration expense	(76.2)	(81.0)	(60.6)
Share of results of equity accounted investees, net of tax	(32.6)	(2.9)	(2.6)
Yamana break fee	0.0	300.0	0.0
Yamana transaction costs	0.0	(33.0)	0.0
Restructuring costs	(7.8)	(11.3)	(1.3)
Silicosis settlement costs	4.1	2.2	0.7
Impairment of investments and assets	(156.4)	(505.0)	(42.4)
Ghana expected credit loss	(33.2)	(17.5)	(41.1)
Profit on disposal of assets	32.4	10.4	8.5
Profit before royalties and taxation	1,326.7	1,261.2	1,396.2
Royalties	(116.4)	(110.4)	(112.4)
Profit before taxation	1,210.3	1,150.8	1,283.8
Mining and income taxation	(465.1)	(442.1)	(424.9)
Profit from continuing operations	745.2	708.7	858.9
Discontinued operation
(Loss)/profit from discontinued operation	(18.9)	13.0	(29.4)
Profit (loss)	726.3	721.7	829.5
Profit/(loss) attributable to:
Owners of the parent	703.3	711.0	789.3
– Continuing operations	722.2	698.0	818.7
– Discontinued operation	(18.9)	13.0	(29.4)
Non-controlling interests
– Continuing operations	$ 23.0	$ 10.7	$ 40.2
Earnings/(loss) per share attributable to owners of the parent:
Basic earnings per share - cents (in USD cents per share)	$ 0.79	$ 0.80	$ 0.89
Basic earnings per share from continuing operations - cents (in USD cents per share)	0.81	0.79	0.92
Basic earnings (loss) per share from discontinued operations - cents (in USD per share)	(0.02)	0.01	(0.03)
Diluted earnings per share - cents (in USD per share)	0.77	0.78	0.88
Diluted earnings per share from continuing operations - cents (in USD per share)	0.79	0.77	0.91
Diluted earnings (loss) per share from discontinued operations - cents (in USD per share)	$ (0.02)	$ 0.01	$ (0.03)